UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011
(Unaudited)

	SHARES	VALUE
Common Stocks - 67.9%
Renewable Energy & Energy Efficiency - 6.3%
American Superconductor Corporation (a)	8,282	$98,142
Applied Materials, Inc.	68,992	1,082,484
Cree, Inc. (a)	4,421	180,112
First Solar, Inc. (a)	2,187	305,240
GT Solar International, Inc. (a)	22,677	253,302
International Rectifier Corporation (a)	21,000	725,760
Itron, Inc. (a)	4,026	219,135
Johnson Controls, Inc.	9,647	395,527
OM Group, Inc. (a)	8,600	311,664
Suntech Power Holdings Company Ltd. American Depository Receipt (a)(b)	32,793	294,153
		3,865,519

Insurance - 6.1%
Aflac, Inc.	7,037	395,409
Chubb Corporation	17,212	1,122,050
Hartford Financial Services Group, Inc. (The)	35,997	1,042,833
HCC Insurance Holdings, Inc.	35,650	1,160,051
		3,720,343

Software & Services - 5.7%
Google, Inc., Class A (a)	831	452,147
International Business Machines Corporation	7,059	1,204,124
MasterCard, Inc., Class A	926	255,474
Microsoft Corporation	13,040	339,301
Oracle Corporation	34,113	1,229,774
		3,480,820

Capital Goods - 5.4%
ABB Ltd. American Depositary Receipt (a)(b)	19,610	539,079
Lincoln Electric Holdings, Inc.	13,225	1,039,220
Middleby Corporation (a)	3,600	322,812
Polypore International, Inc. (a)	5,297	327,196
Quanta Services, Inc. (a)	9,600	208,128
Thomas & Betts Corporation (a)	14,845	860,565
		3,297,000

Technology Hardware & Equipment - 5.0%
Apple, Inc. (a)	3,038	1,057,923
EMC Corporation (a)	32,911	932,698
Hewlett-Packard Company	14,977	604,621
QUALCOMM, Inc.	8,310	472,340
		3,067,582

Healthcare Equipment & Services - 4.5%
Cerner Corporation (a)	3,263	392,147
Fresenius Medical Care AG & Company KGaA American Depositary Receipt (b)	7,399	581,339
Hologic, Inc. (a)	13,544	298,239
St. Jude Medical, Inc.	5,323	284,461
UnitedHealth Group, Inc.	24,099	1,186,394
		2,742,580

Pharmaceuticals & Biotechnology - 4.4%
Amgen, Inc. (a)	6,317	359,121
Endo Pharmaceuticals Holdings, Inc. (a)	19,376	758,764
Novo Nordisk A/S American Depositary Receipt (b)	3,886	495,038

Waters Corporation (a)	10,719	$1,050,462
		2,663,385

Materials - 4.1%
Air Products & Chemicals, Inc.	11,253	1,074,886
Minerals Technologies, Inc.	10,056	683,808
Nucor Corporation	4,406	206,906
Sonoco Products Company	8,461	292,412
STR Holdings, Inc. (a)	12,957	213,402
		2,471,414

Transportation - 3.5%
Canadian Pacific Railway Ltd.	7,399	490,110
Kansas City Southern (a)	7,702	447,563
United Parcel Service, Inc., Class B	13,799	1,034,511
Zipcar, Inc. (a)	7,421	191,388
		2,163,572

Banks - 3.2%
Barclays PLC American Depositary Receipt (b)	32,566	620,382
Fifth Third Bancorp	24,338	322,965
Wells Fargo & Company	34,077	991,982
		1,935,329

Telecommunication Services - 3.1%
AT&T, Inc.	15,142	471,219
BT Group PLC American Depositary Receipt (b)	8,664	286,432
Telefonica S.A. American Depositary Receipt (b)	12,240	329,990
Vodafone Group PLC American Depositary Receipt (b)	28,223	821,854
		1,909,495

Semiconductors - 2.8%
Aixtron SE NA American Depositary Receipt (b)	5,449	231,310
Analog Devices, Inc.	14,277	575,506
SunPower Corporation, Class A (a)	14,907	324,526
Texas Instruments, Inc.	17,027	604,969
		1,736,311

Diversified Financials - 2.5%
American Express Company	10,437	512,248
JPMorgan Chase & Company	22,755	1,038,311
		1,550,559

Consumer Services - 2.3%
Starbucks Corporation	31,175	1,128,223
Starwood Hotels & Resorts Worldwide, Inc.	4,157	247,633
		1,375,856

Consumer Durables & Apparel - 2.0%
Deckers Outdoor Corporation (a)	2,356	199,930
Jarden Corporation	27,895	1,015,099
		1,215,029

Food & Beverage - 2.0%
General Mills, Inc.	300	11,574
J. M. Smucker Company (The)	15,672	1,176,497
		1,188,071

Food & Staples Retailing - 1.9%
Costco Wholesale Corporation	14,603	1,181,675

Healthy Living - 0.6%
Whole Foods Market, Inc.	6,198	388,986

Commercial & Professional Services - 0.6%
Interface, Inc., Class A	19,508	363,629

Household & Personal Products - 0.6%
Church & Dwight Company, Inc.	4,331	357,221

Retailing - 0.6%
Nordstrom, Inc.	7,237	$344,119

Media - 0.4%
John Wiley & Sons, Inc., Class A	4,149	211,309

Automobiles & Components - 0.3%
Tesla Motors, Inc. (a)	7,476	206,338

Total Common Stocks (Cost $33,025,054)		41,436,142

	PRINCIPAL AMOUNT	VALUE

Corporate Bonds & Notes - 18.5%
Diversified Financials - 5.1%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	541,422
Deutsche Bank A.G. 3.25%, due 1/11/16(b)	500,000	510,909
Goldman Sachs Group, Inc. (The) 6.60%, due 1/15/12	500,000	521,105
JPMorgan Chase & Company 4.50%, due 1/15/12	500,000	514,079
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	541,447
UBS A.G. 3.00%, due 8/4/15(b)(c)	500,000	494,638
		3,123,600

Renewable Energy & Energy Efficiency - 3.4%
International Bank for Reconstruction & Development 2.00%, due 10/20/16(b)	500,000	493,092
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,028,190
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	558,894
		2,080,176

Pharmaceuticals & Biotechnology - 2.8%
Abbott Laboratories 5.60%, due 11/30/17	500,000	573,486
Amgen, Inc. 4.85%, due 11/18/14	500,000	555,574
Wyeth 5.50%, due 3/15/13(c)	500,000	542,545
		1,671,605

Telecommunication Services - 2.6%
AT&T, Inc. 2.50%, due 8/15/15	500,000	501,810
BellSouth Corporation 4.75%, due 11/15/12	500,000	529,210
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	539,480
		1,570,500

Software & Services - 2.5%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	493,714
Microsoft Corporation 1.625%, due 9/25/15	500,000	492,670
Oracle Corporation 3.75%, due 7/8/14	500,000	535,277
		1,521,661

Technology Hardware & Equipment - 1.7%
Dell, Inc. 2.30%, due 9/10/15	$500,000	$497,632
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	548,604
		1,046,236

Healthcare Equipment & Services - 0.4%
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	266,423

Total Corporate Bonds & Notes (Cost $10,920,774)		11,280,201

U.S. Government Agencies - 10.5%
Fannie Mae Pool 5.50%, due 3/1/12	28,416	28,807
Federal Agricultural Mortgage Corporation 2.57%, due 12/30/15	500,000	503,092
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	575,882
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	578,830
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,107,239
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	577,162
Federal Home Loan Banks 2.00%, due 11/26/18(c)	500,000	500,185
Federal Home Loan Banks 3.40%, due 8/5/20	500,000	483,224
Federal Home Loan Mortgage Corporation 2.25%, due 12/15/17(c)	500,000	501,921
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	523,439
Federal National Mortgage Association 1.50%, due 12/21/15(c)	500,000	501,048
Federal National Mortgage Association 1.00%, due 5/16/16(c)	500,000	500,633

Total U.S. Government Agencies (Cost $6,215,902)		6,381,462

Certificates Of Deposit - 0.3%
Self Help Credit Union Environmental Certificate of Deposit 2.00%, due 8/8/12	95,000	95,000
Shorebank Pacific Time Deposit Receipt 3.75%, due 8/8/11	95,000	95,000

Total Certificates Of Deposit (Cost $190,000)		190,000

Short-term Obligation - 3.5%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/29/11, due 5/2/11, proceeds $2,137,413 (collateralized by Freddie Mac, 3.50%, due 11/15/2040, value $2,183,963) (Cost $2,137,411)	2,137,411

TOTAL INVESTMENTS (d) - 100.7% (Cost $52,489,141)	61,425,216
Liabilities Less Other Assets - (0.7)%	(415,932)
NET ASSETS -100.0%	$61,009,284

(a) Non-income producing security.
(b) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c) Step rate bond. Rate shown is currently in effect at April 30, 2011.
(d)  The cost of investments for federal income tax purposes is $52,492,395 resulting in gross unrealized appreciation and depreciation of $9,630,718 and $697,897 respectively, or net unrealized appreciation of $8,932,821.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2011
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.5%
Software & Services - 12.6%
Adobe Systems, Inc. (a)	4,970	$166,743
Advent Software, Inc. (a)	340	9,258
Autodesk, Inc. (a)	2,158	97,067
Automatic Data Processing, Inc.	4,782	259,902
BMC Software, Inc. (a)	1,700	85,391
Compuware Corporation (a)	1,964	22,252
Convergys Corporation (a)	1,100	15,950
eBay, Inc. (a)	11,275	387,860
Electronic Arts, Inc. (a)	3,176	64,092
Factset Research Systems, Inc.	410	44,858
Google, Inc., Class A (a)	2,369	1,288,973
International Business Machines Corporation	11,848	2,021,032
Microsoft Corporation	73,444	1,911,013
Monster Worldwide, Inc. (a)	1,150	18,871
Paychex, Inc.	3,071	100,452
Red Hat, Inc. (a)	1,806	85,731
Salesforce.com, Inc. (a)	1,126	156,064
Symantec Corporation (a)	7,627	149,871
Yahoo!, Inc. (a)	11,744	208,456
		7,093,836

Pharmaceuticals & Biotechnology - 10.6%
Abbott Laboratories	14,760	768,110
Affymetrix, Inc. (a)	500	2,700
Allergan, Inc.	2,944	234,225
Amgen, Inc. (a)	9,058	514,947
Amylin Pharmaceuticals, Inc. (a)	1,421	18,899
Biogen Idec, Inc. (a)	2,261	220,108
Bristol-Myers Squibb Company	16,411	461,149
Cubist Pharmaceuticals, Inc. (a)	527	17,839
Dionex Corporation (a)	173	20,475
Endo Pharmaceuticals Holdings, Inc. (a)	1,101	43,115
Gilead Sciences, Inc. (a)	7,819	303,690
Hospira, Inc. (a)	1,597	90,598
Illumina, Inc. (a)	1,171	83,118
Johnson & Johnson	26,178	1,720,418
Life Technologies Corporation (a)	1,771	97,759
Merck & Company, Inc.	29,401	1,056,966
Techne Corporation	350	27,199
Thermo Fisher Scientific, Inc. (a)	3,769	226,102
Waters Corporation (a)	862	84,476
		5,991,893

Technology Hardware & Equipment - 7.8%
Arrow Electronics, Inc. (a)	1,119	51,015
Cisco Systems, Inc.	52,891	928,766
Corning, Inc.	15,076	315,692
Dell, Inc. (a)	16,920	262,429
Echelon Corporation (a)	282	2,682
EMC Corporation (a)	19,637	556,513
Hewlett-Packard Company	21,639	873,566
Imation Corporation (a)	300	3,081
Lexmark International, Inc. (a)	772	24,897

Molex, Inc.	606	$16,362
NetApp, Inc. (a)	3,405	176,992
Plantronics, Inc.	479	17,757
Polycom, Inc. (a)	800	47,864
QUALCOMM, Inc.	15,449	878,121
Seagate Technology plc	4,447	78,356
Tellabs, Inc.	3,253	16,005
Xerox Corporation	13,560	136,820
		4,386,918

Capital Goods - 6.1%
3M Company	6,500	631,865
A.O. Smith Corporation	378	16,621
AMETEK, Inc.	1,492	68,692
Apogee Enterprises, Inc.	300	4,284
Brady Corporation, Class A	450	16,970
Broadwind Energy, Inc. (a)	488	805
CLARCOR, Inc.	450	20,336
Cooper Industries Ltd., Class A	1,677	110,598
Cummins, Inc.	1,788	214,882
Deere & Company	4,078	397,605
Donaldson Company, Inc.	712	43,596
EMCOR Group, Inc. (a)	600	18,582
Emerson Electric Company	7,245	440,206
Fastenal Company	1,247	83,661
Gardner Denver, Inc.	502	43,378
General Cable Corporation (a)	513	24,880
Graco, Inc.	554	27,717
Granite Construction, Inc.	330	8,969
Hubbell, Inc., Class B	500	34,995
Illinois Tool Works, Inc.	4,087	238,722
Ingersoll-Rand PLC	3,115	157,307
Kadant, Inc. (a)	100	3,085
Lincoln Electric Holdings, Inc.	382	30,018
Lindsay Corporation	110	8,065
Masco Corporation	3,512	47,131
Nordson Corporation	580	33,043
Owens Corning (a)	1,094	41,397
Pall Corporation	1,101	64,342
Pentair, Inc.	936	37,590
Quanta Services, Inc. (a)	1,973	42,775
Rockwell Automation, Inc.	1,373	119,629
Roper Industries, Inc.	900	77,841
Simpson Manufacturing Company, Inc.	395	11,028
Snap-On, Inc.	547	33,788
Spirit Aerosystems Holdings, Inc. (a)	1,026	25,240
SPX Corporation	490	42,360
Tennant Company	150	6,153
Thomas & Betts Corporation (a)	471	27,304
Timken Company	789	44,492
W.W. Grainger, Inc.	559	84,744
WABCO Holdings, Inc. (a)	607	44,827
Westinghouse Air Brake Technologies Corporation	429	30,622
		3,460,145

Energy - 5.8%
Apache Corporation	3,632	484,400
Cameron International Corporation (a)	2,302	121,361
Chesapeake Energy Corporation	6,204	208,889
Clean Energy Fuels Corporation (a)	371	6,322
Devon Energy Corporation	3,949	359,359
Diamond Offshore Drilling, Inc.	655	49,695
EOG Resources, Inc.	2,450	276,630
EQT Corporation	1,318	69,340
Hess Corporation	2,887	248,167

National Oilwell Varco, Inc.	4,047	$310,364
Newfield Exploration Company (a)	1,324	93,739
Noble Corporation	2,399	103,181
Noble Energy, Inc.	1,662	160,001
Pioneer Natural Resources Company	1,100	112,453
Quicksilver Resources, Inc. (a)	1,087	16,142
Range Resources Corporation	1,512	85,352
Southwestern Energy Company (a)	3,291	144,343
Spectra Energy Corporation	6,135	178,160
Ultra Petroleum Corporation (a)	1,481	75,220
Williams Companies, Inc.	5,638	187,013
		3,290,131

Banks - 5.6%
Bank of Hawaii Corporation	431	21,029
BB&T Corporation	6,620	178,210
Cathay General Bancorp	747	12,736
Comerica, Inc.	1,661	63,002
Fifth Third Bancorp	8,669	115,038
First Horizon National Corporation	2,443	26,751
Heartland Financial USA, Inc.	100	1,572
Hudson City Bancorp, Inc.	4,525	43,123
Keycorp	9,028	78,273
M&T Bank Corporation	814	71,933
New York Community Bancorp, Inc.	3,995	66,317
People's United Financial, Inc.	3,441	47,107
PNC Financial Services Group, Inc.	4,996	311,451
Popular, Inc. (a)	10,129	31,906
Regions Financial Corporation	12,472	91,545
SunTrust Banks, Inc.	5,086	143,374
Synovus Financial Corporation	7,482	18,705
U.S. Bancorp	18,388	474,778
Umpqua Holdings Corporation	988	11,471
Wells Fargo & Company	47,540	1,383,889
		3,192,210

Healthcare Equipment & Services - 5.1%
Baxter International, Inc.	5,529	314,600
Beckman Coulter, Inc.	668	55,344
Becton, Dickinson and Company	2,231	191,732
Cerner Corporation (a)	664	79,800
CIGNA Corporation	2,565	120,119
Cross Country Healthcare, Inc. (a)	200	1,484
Edwards Lifesciences Corporation (a)	1,084	93,603
Gen-Probe, Inc. (a)	447	37,065
Health Management Associates, Inc., Class A (a)	2,492	28,110
Henry Schein, Inc. (a)	863	63,060
Hill-Rom Holdings, Inc.	600	27,006
Humana, Inc. (a)	1,584	120,574
Idexx Laboratories, Inc. (a)	538	43,809
Intuitive Surgical, Inc. (a)	376	131,487
Invacare Corporation	300	9,870
McKesson Corporation	2,392	198,560
Medtronic, Inc.	10,271	428,814
Molina Healthcare, Inc. (a)	175	7,525
Patterson Companies, Inc.	889	30,857
Quest Diagnostics, Inc.	1,539	86,769
St. Jude Medical, Inc.	3,243	173,306
Stryker Corporation	2,825	166,675
Varian Medical Systems, Inc. (a)	1,147	80,519
WellPoint, Inc.	3,790	291,034
Zimmer Holdings, Inc. (a)	1,879	122,605
		2,904,327

Retailing - 5.0%
AutoZone, Inc. (a)	253	$71,442
Bed Bath & Beyond, Inc. (a)	2,465	138,336
Best Buy Company, Inc.	3,211	100,247
Carmax, Inc. (a)	2,119	73,529
Charming Shoppes, Inc. (a)	800	3,624
Foot Locker, Inc.	1,426	30,688
Gap, Inc. (The)	4,118	95,702
Genuine Parts Company	1,491	80,067
Home Depot, Inc.	15,896	590,378
J.C. Penney Company, Inc.	2,012	77,361
Kohl's Corporation	2,799	147,535
Limited Brands, Inc.	2,606	107,263
Lowe's Companies, Inc.	13,290	348,863
Men's Wearhouse, Inc. (The)	500	13,945
Netflix, Inc. (a)	420	97,721
Nordstrom, Inc.	1,670	79,409
Office Depot, Inc. (a)	2,500	10,775
Pep Boys - Manny, Moe & Jack (The)	500	6,850
RadioShack Corporation	1,019	16,110
Staples, Inc.	7,080	149,671
Target Corporation	6,480	318,168
Tiffany & Company	1,197	83,120
TJX Companies, Inc.	3,762	201,718
		2,842,522

Household & Personal Products - 5.0%
Alberto-Culver Company	860	32,112
Avon Products, Inc.	4,087	120,076
Church & Dwight Company, Inc.	675	55,674
Clorox Company	1,330	92,648
Colgate-Palmolive Company	4,637	391,131
Estee Lauder Companies, Inc. (The), Class A	1,069	103,693
Kimberly-Clark Corporation	3,879	256,247
Nu Skin Enterprises, Inc., Class A	500	16,045
Procter & Gamble Company	26,685	1,731,856
WD-40 Company	170	7,055
		2,806,537

Food & Beverage - 4.6%
Campbell Soup Company	1,873	62,914
Darling International, Inc. (a)	1,162	18,790
Dean Foods Company (a)	1,664	18,620
Flowers Foods, Inc.	766	23,409
General Mills, Inc.	6,191	238,849
Green Mountain Coffee Roasters, Inc. (a)	1,077	72,116
H.J. Heinz Company	3,054	156,456
J. M. Smucker Company (The)	1,133	85,054
Kellogg Company	2,453	140,483
Kraft Foods, Inc., Class A	16,737	562,029
McCormick & Company, Inc.	1,150	56,488
PepsiCo, Inc.	15,137	1,042,788
Sara Lee Corporation	5,752	110,438
Tootsie Roll Industries, Inc.	230	6,817
		2,595,251

Diversified Financials - 4.6%
American Express Company	10,382	509,549
Bank of New York Mellon Corporation (The)	11,944	345,898
BlackRock, Inc.	860	168,508
Capital One Financial Corporation	4,353	238,240
Charles Schwab Corporation (The)	9,773	178,944
CME Group, Inc.	643	190,180
Franklin Resources, Inc.	1,493	192,776
Invesco Ltd.	4,358	108,383

Legg Mason, Inc.	1,419	$52,716
Northern Trust Corporation	2,045	102,230
NYSE Euronext	2,581	103,369
PHH Corporation (a)	500	10,730
State Street Corporation	4,781	222,556
T. Rowe Price Group, Inc.	2,441	156,834
TradeStation Group, Inc. (a)	200	1,930
		2,582,843

Semiconductors - 3.9%
Advanced Micro Devices, Inc. (a)	5,447	49,568
Analog Devices, Inc.	2,843	114,601
Entegris, Inc. (a)	1,237	10,675
Intel Corporation	53,235	1,234,520
Lam Research Corporation (a)	1,163	56,185
LSI Corporation (a)	5,707	41,832
Micron Technology, Inc. (a)	8,481	95,751
National Semiconductor Corporation	2,219	53,522
Novellus Systems, Inc. (a)	829	26,611
SunPower Corporation, Class A (a)	538	11,712
Texas Instruments, Inc.	11,217	398,540
Xilinx, Inc.	2,483	86,557
		2,180,074

Transportation - 3.1%
AMR Corporation (a)	974	5,717
Arkansas Best Corporation	200	4,602
C.H. Robinson Worldwide, Inc.	1,593	127,727
CSX Corporation	3,568	280,766
Expeditors International of Washington, Inc.	2,014	109,300
FedEx Corporation	2,879	275,434
Genesee & Wyoming, Inc., Class A (a)	383	23,738
J.B. Hunt Transport Services, Inc.	907	43,246
Kansas City Southern (a)	953	55,379
Norfolk Southern Corporation	3,471	259,214
Ryder System, Inc.	500	26,750
Southwest Airlines Company	1,829	21,491
United Parcel Service, Inc., Class B	6,983	523,515
		1,756,879

Materials - 2.8%
Air Products & Chemicals, Inc.	2,042	195,052
Airgas, Inc.	732	50,837
Alcoa, Inc.	9,684	164,628
Bemis Company, Inc.	983	30,807
Calgon Carbon Corporation (a)	598	10,262
Celanese Corporation, Class A	1,459	72,833
Domtar Corporation	408	37,952
Ecolab, Inc.	2,202	116,178
H.B. Fuller Company	526	11,493
Horsehead Holding Corporation (a)	501	7,901
Lubrizol Corporation	617	82,999
MeadWestvaco Corporation	1,550	52,219
Minerals Technologies, Inc.	193	13,124
Nalco Holding Company	1,300	37,973
Nucor Corporation	3,017	141,678
Praxair, Inc.	2,926	311,385
Rock-Tenn Company, Class A	342	23,622
Schnitzer Steel Industries, Inc., Class A	236	14,649
Sealed Air Corporation	1,518	39,119
Sigma-Aldrich Corporation	1,129	79,685
Sonoco Products Company	1,014	35,044
Valspar Corporation	900	35,379
Wausau Paper Corporation	442	2,983

Worthington Industries, Inc.	588	$12,683
		1,580,485

Food & Staples Retailing - 2.5%
Costco Wholesale Corporation	4,166	337,113
CVS Caremark Corporation	12,937	468,837
Safeway, Inc.	3,532	85,863
Sysco Corporation	5,620	162,474
Walgreen Company	8,911	380,678
		1,434,965

Insurance - 2.2%
Aflac, Inc.	4,563	256,395
Chubb Corporation	2,875	187,421
Cincinnati Financial Corporation	1,470	46,569
Erie Indemnity Company	302	21,874
Hartford Financial Services Group, Inc. (The)	3,995	115,735
Lincoln National Corporation	2,999	93,659
Phoenix Companies, Inc. (The) (a)	1,000	2,690
Principal Financial Group, Inc.	3,057	103,174
Progressive Corporation (The)	5,971	131,004
StanCorp Financial Group, Inc.	420	18,102
Travelers Companies, Inc. (The)	4,354	275,521
Wesco Financial Corporation	17	6,664
		1,258,808

Consumer Services - 2.2%
Capella Education Company (a)	128	6,349
Chipotle Mexican Grill, Inc. (a)	290	77,369
Choice Hotels International, Inc.	314	11,737
Darden Restaurants, Inc.	1,273	59,793
DeVry, Inc.	616	32,586
Jack in the Box, Inc. (a)	521	10,759
McDonald's Corporation	10,075	788,973
Peet's Coffee & Tea, Inc. (a)	122	5,671
Starbucks Corporation	7,067	255,755
		1,248,992

Consumer Durables & Apparel - 2.0%
Coach, Inc.	2,826	169,023
Deckers Outdoor Corporation (a)	372	31,568
Eastman Kodak Company (a)	2,434	6,766
Garmin Ltd. (a)	1,081	37,003
Harman International Industries, Inc.	684	33,194
KB Home	739	8,728
Leggett & Platt, Inc.	1,400	36,806
Liz Claiborne, Inc. (a)	900	5,661
Mattel, Inc.	3,362	89,833
NIKE, Inc., Class B	3,528	290,425
Phillips-Van Heusen Corporation	620	43,654
Pulte Homes, Inc. (a)	3,156	25,658
Stanley Black & Decker, Inc.	1,508	109,556
Timberland Company (The), Class A (a)	400	18,076
Tupperware Brands Corporation	600	38,202
Under Armour, Inc., Class A (a)	334	22,866
VF Corporation	815	81,956
Whirlpool Corporation	749	64,549
		1,113,524

Media - 1.9%
Discovery Communications, Inc., Class A (a)	1,273	56,343
John Wiley & Sons, Inc., Class A	436	22,205
New York Times Company (The), Class A (a)	1,313	10,675
Omnicom Group, Inc.	2,860	140,683
Scholastic Corporation	290	7,621
Virgin Media, Inc.	2,876	87,028

Walt Disney Company (The)	17,235	$742,829
Washington Post Company (The), Class B	53	23,103
		1,090,487

Utilities - 1.5%
AGL Resources, Inc.	771	32,004
Alliant Energy Corporation	1,070	42,308
Atmos Energy Corporation	881	30,738
Avista Corporation	500	12,175
CenterPoint Energy, Inc.	3,867	71,926
Cleco Corporation	586	20,569
Consolidated Edison, Inc.	2,842	148,125
IDACORP, Inc.	472	18,507
MGE Energy, Inc.	201	8,444
National Fuel Gas Company	643	47,132
New Jersey Resources Corporation	400	17,512
Nicor, Inc.	452	25,054
NiSource, Inc.	2,590	50,376
Northeast Utilities	1,700	60,520
Northwest Natural Gas Company	243	11,236
NSTAR	978	45,281
OGE Energy Corporation	948	50,405
Pepco Holdings, Inc.	2,084	40,159
Piedmont Natural Gas Company, Inc.	724	22,987
Portland General Electric Company	696	17,372
Questar Corporation	1,712	30,080
UGI Corporation	1,059	35,265
WGL Holdings, Inc.	450	17,784
		855,959

Renewable Energy & Energy Efficiency - 1.3%
American Superconductor Corporation (a)	418	4,953
Applied Materials, Inc.	12,992	203,844
Calpine Corporation (a)	3,298	55,241
Cree, Inc. (a)	985	40,129
Energy Conversion Devices, Inc. (a)	450	900
First Solar, Inc. (a)	523	72,995
Fuel Systems Solutions, Inc. (a)	190	5,648
ITC Holdings Corporation	477	33,834
Itron, Inc. (a)	363	19,758
Johnson Controls, Inc.	6,519	267,279
Ormat Technologies, Inc.	164	4,084
Zoltek Companies, Inc. (a)	250	3,213
		711,878

Real Estate - 1.2%
AMB Property Corporation	1,611	58,640
Boston Properties, Inc.	1,326	138,607
CB Richard Ellis Group, Inc., Class A (a)	2,812	75,109
Forest City Enterprises, Inc., Class A (a)	1,159	22,264
Jones Lang LaSalle, Inc.	394	40,338
Liberty Property Trust	1,110	39,039
ProLogis	5,672	92,397
Regency Centers Corporation	748	35,201
Vornado Realty Trust	1,568	151,594
		653,189

Telecommunication Services - 0.9%
American Tower Corporation, Class A (a)	3,843	201,027
Frontier Communications Corporation	9,496	78,532
Leap Wireless International, Inc. (a)	702	10,418
MetroPCS Communications, Inc. (a)	2,421	40,745
Sprint Nextel Corporation (a)	28,222	146,190
Windstream Corporation	4,642	59,464
		536,376

Commercial & Professional Services - 0.7%
Avery Dennison Corporation	954	$39,820
Deluxe Corporation	450	12,186
Herman Miller, Inc.	500	13,010
HNI Corporation	400	11,008
Interface, Inc., Class A	400	7,456
Kelly Services, Inc. (a)	327	6,249
Knoll, Inc.	420	8,245
Manpower, Inc.	768	50,880
Pitney Bowes, Inc.	1,920	47,155
R.R. Donnelley & Sons Company	2,000	37,720
Robert Half International, Inc.	1,314	39,854
Steelcase, Inc.	756	8,732
Stericycle, Inc. (a)	766	69,920
Team, Inc. (a)	201	5,015
Tetra Tech, Inc. (a)	552	13,038
		370,288

Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	1,083	83,651
Harley-Davidson, Inc.	2,234	83,239
Modine Manufacturing Company (a)	365	6,500
		173,390

Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (a)	440	14,964
United Natural Foods, Inc. (a)	400	17,076
Whole Foods Market, Inc.	1,381	86,672
		118,712

Total Securities (Cost $48,081,309)		56,230,619

Short-term Obligation - 0.6%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/29/11, due 5/2/11, proceeds $341,155 (collateralized by Freddie Mac, 3.50%, due 11/15/2040, value $350,818) (Cost $341,155)	341,155

TOTAL INVESTMENTS (b) - 100.1% (Cost $48,422,464)	56,571,774
Liabilities Less Other Assets - (0.1)%	(70,483)
NET ASSETS -100.0%	$56,501,291

(a) Non-income producing security.
(b)  The cost of investments for federal income tax purposes is $49,897,539 resulting in gross unrealized appreciation and depreciation of $11,193,892 and $4,519,657 respectively, or net unrealized appreciation of $6,674,235.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest.  Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 41,436,142	$ -	$ -	$ 41,436,142
Corporate Bonds & Notes	-	11,280,201	-	11,280,201
U.S. Government Agencies	-	6,381,462	-	6,381,462
Certificates of Deposit	-	190,000	-	190,000
Short-Term Obligation	-	2,137,411	-	2,137,411
Total	$ 41,436,142	$ 19,989,074	$ -	$ 61,425,216

*All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 56,230,619	$ -	$ -	$ 56,230,619
Short-Term Obligation	-	341,155	-	341,155
Total	$ 56,230,619	$ 341,155	$ -	$ 56,571,774

*All sub-categories within common stocks represent level 1 evaluation status.

The Funds did not have any significant transfers into or out of Level 1 and 2, or hold any Level 3 securities during the period ended April 30, 2011.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put or call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2011

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 28, 2011